Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of non-cancellable lease contracts

As of December 31, 2024, the Company had the following non-cancellable lease contracts:

Description of lease	Lease term
Office lease at Paya Lebar Square in Singapore	2 years
WAFIP Innovation Centre in Australia	10 years
Photocopier machine	5 years

Schedule of consolidated balance sheet

(a) Amount recognized in the consolidated balance sheet:

	As of December 31,
	2023	2024	2024
	S$	S$	US$

Right-of-use assets	183,796	201,603	147,565
Lease liabilities
Current	25,349	57,965	42,428
Non-current	162,281	152,742	111,801
	187,630	210,707	154,229

Schedule of consolidated statements of operations

(b) A summary of lease cost recognized in the Group’s consolidated statements of operations is as follows:

	Year Ended December 31,
	2023	2024	2024
	S$	S$	US$
Amortization of right-of-use assets	56,065	60,326	44,156
Interest of lease liabilities	11,991	10,767	7,881

Schedule of future minimum lease payments under non-cancellable operating lease

Future minimum lease payments under non-cancellable operating lease agreements as of December 31, 2024 were as follows:

	Minimum lease payment
Twelve months ending December 31,	S$	US$
2025	66,682	48,808
2026	35,182	25,752
2027	24,682	18,066
2028	23,578	17,258
2029 onwards	94,024	68,822
Total future minimum lease payments	244,148	178,706
Less imputed interest	(33,441)	(24,477)
Present value of operating lease liabilities	210,707	154,229
Less: current portion	(57,965)	(42,428)
Long-term portion	152,742	111,801

Schedule of other supplemental information of lease

The following summarizes other supplemental information about the Company’s lease as of December 31, 2023 and 2024:

	As of December 31, 2023	As of December 31, 2024
Weighted average discount rate	4.89%	4.74%
Weighted average remaining lease term	4.56 years	3.66 years